Convertible Preferred Stock and Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock and Stockholders' Equity
8. CONVERTIBLE PREFERRED STOCK
Preferred Stock
The Company has cumulatively raised $227.3 million, net of issuance costs, in venture financing through the sale and issuance of Preferred Stock and warrants as of June 30, 2021 and December 31, 2020. The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference:

	June 30, 2021 and December 31, 2020
	Convertible preferred stock
	Authorized shares	Shares issued and outstanding	Liquidation preference
Series A	2,212,389	2,212,389	$500
Series A-1	2,403,846	2,403,846	2,500
Series A-2	4,118,126	4,118,126	11,098
Series A-3	785,056	785,056	1,058
Series A-4	710,321	710,321	1,531
Series B	5,385,474	5,385,474	24,100
Series B-1	2,804,302	2,804,302	24,110
Series B-2	11,732,302	9,788,160	174,550
Series B-3	1,903,647	—	—

	32,055,463	28,207,674	$239,447

Warrants
In connection with the Series
B-2
Preferred Stock financing in 2019, the Company issued a Warrant to purchase up to 1,903,647 shares of Series
B-3
Preferred Stock (the “Warrants”) at an exercise price of $11.5913 per share. See Note 10 for additional information regarding the valuation of the Warrants.
On February 23, 2021 in conjunction with the Merger Agreement, the Company entered into a Warrant Termination Agreement with the Warrant holder. Pursuant to the terms of the Merger Agreement, the Warrant is to be surrendered, terminated and cancelled immediately prior to, and contingent upon, the completion of the business combination. Refer to Note 14 “Subsequent Events” for further details.

8. CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY
Preferred Stock
Series
B-2
Preferred Stock Financing
In 2019 the Company issued and sold a total of 9,788,160 shares of Series
B-2
Preferred Stock for a purchase price of $17.8328 per share across three transactions, resulting in aggregate gross proceeds of approximately $174.6 million. In connection with these transactions the Company incurred costs of approximately $7.7 million, resulting in net proceeds of approximately $166.9 million.
On June 28, 2019, the Company issued and sold 2,312,489 shares of the Company’s Series
B-2
Preferred Stock, par value of $0.001 per share (the “Series
B-2
Preferred”), at an aggregate purchase price of $41.2 million (“Initial Closing”). On October 9, 2019, the Company issued and sold 5,818,595 Series
B-2
Preferred shares at an aggregate purchase price of $103.8 million. On October 16, 2019, the Company issued an additional 1,657,076 Series
B-2
Preferred shares at an aggregate purchase price of $29.6 million.
Of the $174.6 million in proceeds raised, approximately $4.1 million was allocated to warrants that were issued in connection with the Series
B-2
Preferred Stock Financing. See discussion below and Note 10 for additional information regarding the valuation of the warrants.
The Company has cumulatively raised $227.3 million,
net
of issuance costs, in
venture
financing through the sale and issuance of Preferred Stock and warrants as of December 31, 2020 and 2019. The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference:

	December 31, 2020 and 2019
	Convertible preferred stock
	Authorized shares	Shares issued and outstanding	Liquidation preference
			(in thousands)
Series A	2,212,389	2,212,389	$500
Series A-1	2,403,846	2,403,846	2,500
Series A-2	4,118,126	4,118,126	11,098
Series A-3	785,056	785,056	1,058
Series A-4	710,321	710,321	1,531
Series B	5,385,474	5,385,474	24,100
Series B-1	2,804,302	2,804,302	24,110
Series B-2	11,732,302	9,788,160	174,550
Series B-3	1,903,647	—	—

	32,055,463	28,207,674	$239,447

Conversion Rights
Each share of Preferred Stock is convertible at the option of the holder into fully paid shares of common stock as is determined by dividing the original issue price by the applicable conversion price in effect at the time of conversion. The initial conversion price shall be equal to the original issue price. As of December 31, 2020 and 2019, each share of Preferred Stock is effectively convertible into one share of common stock.
Voting Rights
Each holder of outstanding shares of Preferred Stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock are convertible as of the record date of the voting matter.
Dividend Rights
The Company shall not declare, pay, or set aside any dividends on shares of any other class of capital stock unless the holders of the Preferred Stock then outstanding first receive for such year a dividend in the amount equal to 8% of the applicable Original Issue Price of each outstanding share of Preferred Stock. Such dividends are not cumulative. After payment of the preferred dividends, any remaining dividends shall be distributed on a pro rata basis with the common stock determined on an as-converted
basis assuming all shares had been converted as of immediately prior to the record date of the applicable dividend or distribution. No dividends have been declared as of December 31, 2020 or 2019.
Liquidation Preference
Upon a Liquidation Event (as defined in the Company’s Amended and Restated Certificate of Incorporation), no other class or series of capital stock can receive any payment unless the holders of Preferred Stock have first received a payment in an amount equal to the greater of i) the applicable original issue price, plus any dividends declared but unpaid thereon, or ii) such amount per share as would have been payable had all shares of Preferred Stock been converted into common stock (“Preferred Liquidation Amount”).
Redemption Feature
Upon a Liquidation Event (as defined in the Company’s Amended and Restated Certificate of Incorporation), if the Company does not effect a dissolution within 90 days, then the holder shall, in addition to any other right it may have, have the right, at its option, to require the Company to either redeem the outstanding shares of Preferred Stock at a price equal to their respective Preferred Liquidation Amount in cash or in certain circumstance in shares of common stock at the redemption prices set forth in the Certificate of Designation. As the Preferred Stock is contingently redeemable, the Preferred Stock is presented as “Mezzanine Equity” in the Company’s consolidated balance sheets and consolidated statements of mezzanine equity and stockholders’ deficit.
Warrants
In connection with the Series
B-2
Initial Closing, the Company issued a Warrant to purchase up to 1,903,647 shares of Series
B-3
Preferred Stock (the “Warrants”) at an exercise price of $11.5913 per share. As discussed above, the Company allocated approximately $4.1 million of the Series
B-2
gross proceeds to the

Warrants, which are presented as a noncurrent liability on the consolidated balance sheets. The Company incurred approximately $0.2 million of issuance costs in connection with the Warrants. See Note 10 for additional information regarding the valuation of the Warrants and Note 14 for information regarding anticipated termination of the Warrants.
Duration
The Warrants expire on the earlier of the occurrence of a Liquidation Event (as defined in the Company’s Amended and Restated Certificate of Incorporation) or July 5, 2029.
Vesting
The Warrants vest in tranches, which are dependent on the Company achieving certain performance conditions.
Exercisability
The Warrants, upon vesting, are exercisable at any point until the expiration date. The Warrants are exercised by delivery of an executed form of subscription for the portion of the Warrants to be exercised, along with payment of the exercise price, either in immediately available funds or by means of a cashless exercise.
Adjustment
The stock purchase price and the number of shares purchasable upon the exercise of the Warrants shall be subject to adjustment from time to time upon the occurrence of certain events, such as stock splits or combinations, or reclassifications of Series
B-3
Preferred Stock. Upon each adjustment of the stock purchase price, the holder of the Warrants shall thereafter be entitled to purchase, at the stock purchase price resulting from such adjustment, the number of shares obtained by multiplying the stock purchase price in effect immediately prior to such adjustment by the number of shares purchasable pursuant hereto immediately prior to such adjustment, and dividing the product thereof by the stock purchase price resulting from such adjustment.
Reservation of Shares
The terms of the Warrants require that all shares of Series
B-3
Preferred Stock which may be issued upon the exercise of the rights represented by this Warrant (together with all shares of common stock issuable upon conversion of such Series
B-3
Preferred Stock) will, upon issuance, be duly authorized, validly issued, fully paid and nonassessable.
Fractional Shares
No fractional shares arising out of the above formula for determining the number of shares to be issued to the holder shall be issued, and the Company shall in lieu thereof make payment to the holder of cash in the amount of such fraction multiplied by the fair market value of one share of the Warrants shares on the date of exercise.
Voting or Dividend Rights
The holders of the Warrants are not entitled to vote, receive dividends, or to exercise any of the rights of stockholders of the Company until such Warrants have been exercised.

Common Stock
Common stockholders are entitled to one vote for each share held at all meetings of stockholders. The voting, dividend, and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of Preferred Stock.